Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Emerging Markets Equity Index Fund
(the “Fund”)
Class K (SSKEX)
SUPPLEMENT DATED MAY 28, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED APRIL 30, 2026 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the MSCI Emerging Markets Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified. Accordingly, effective immediately the Summary Prospectus, Prospectus and SAI are amended as follows:

1)
The first paragraph of the section titled “State Street Emerging Markets Equity Index Fund – Principal Investment Strategies” in the Summary Prospectus and the Prospectus is deleted and replaced with the following:

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return of the MSCI Emerging Markets Index (the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2)	The section titled “State Street Emerging Markets Equity Index Fund – Principal Risks” in the Summary Prospectus and the Prospectus is revised to add the following risk:
Non‑Diversification Risk – Index Funds: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
STATE STREET INSTITUTIONAL INVESTMENT TRUST
State Street Emerging Markets Equity Index Fund
(the “Fund”)
Class K (SSKEX)
SUPPLEMENT DATED MAY 28, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED APRIL 30, 2026 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the MSCI Emerging Markets Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non‑diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non‑diversified. Accordingly, effective immediately the Summary Prospectus, Prospectus and SAI are amended as follows:

1)
The first paragraph of the section titled “State Street Emerging Markets Equity Index Fund – Principal Investment Strategies” in the Summary Prospectus and the Prospectus is deleted and replaced with the following:

The Fund is an “index” fund that seeks to track, before fees and expenses, the total return of the MSCI Emerging Markets Index (the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). When the Fund is non‑diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

2)	The section titled “State Street Emerging Markets Equity Index Fund – Principal Risks” in the Summary Prospectus and the Prospectus is revised to add the following risk:
Non‑Diversification Risk – Index Funds: To the extent the Fund becomes “non‑diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. The Fund may become non‑diversified for periods of time solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more component securities).